Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Parenthetical) (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury stock, par value (in dollars per share)	$ 0.001	$ 0.001
Treasury stock, shares (in shares)	15,233,300	16,275,800
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, par value (in dollars per share)	$ 0.001
Ordinary Shares, shares authorized (in shares)	571,242,125
Ordinary Shares, shares issued (in shares)	123,314,237
Ordinary Shares, shares outstanding (in shares)	108,080,937
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, par value (in dollars per share)	$ 0.001
Ordinary Shares, shares authorized (in shares)	278,757,875
Ordinary Shares, shares issued (in shares)	278,757,875
Ordinary Shares, shares outstanding (in shares)	278,757,875
Pre-IPO [Member] | Series A Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Pre-IPO Preferred Shares, par value (in dollars per share)		$ 0.001
Pre-IPO Preferred Shares, shares authorized (in shares)	0	62,400,000
Pre-IPO Preferred Shares, shares issued (in shares)	0	62,400,000
Pre-IPO Preferred Shares, shares outstanding (in shares)	0	32,000,000
Pre-IPO [Member] | Series B Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Pre-IPO Preferred Shares, par value (in dollars per share)		$ 0.001
Pre-IPO Preferred Shares, shares authorized (in shares)	0	65,431,579
Pre-IPO Preferred Shares, shares issued (in shares)	0	65,431,579
Pre-IPO Preferred Shares, shares outstanding (in shares)	0	65,431,579
Pre-IPO [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, par value (in dollars per share)		$ 0.001
Ordinary Shares, shares authorized (in shares)		391,100,000
Ordinary Shares, shares issued (in shares)		173,502,295
Ordinary Shares, shares outstanding (in shares)		157,226,495
Pre-IPO [Member] | Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, par value (in dollars per share)		$ 0.001
Ordinary Shares, shares authorized (in shares)		79,368,421
Ordinary Shares, shares issued (in shares)		79,368,421
Ordinary Shares, shares outstanding (in shares)		79,368,421
Sogou Inc. [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury stock, par value (in dollars per share)	$ 0.001	$ 0.001
Treasury stock, shares (in shares)	15,233,300	16,275,800
Sogou Inc. [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, par value (in dollars per share)	$ 0.001
Ordinary Shares, shares authorized (in shares)	571,242,125
Ordinary Shares, shares issued (in shares)	123,314,237
Ordinary Shares, shares outstanding (in shares)	108,080,937
Sogou Inc. [Member] | Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, par value (in dollars per share)	$ 0.001
Ordinary Shares, shares authorized (in shares)	278,757,875
Ordinary Shares, shares issued (in shares)	278,757,875
Ordinary Shares, shares outstanding (in shares)	278,757,875
Sogou Inc. [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Pre-IPO Preferred Shares, par value (in dollars per share)		$ 0.001
Pre-IPO Preferred Shares, shares authorized (in shares)	0	62,400,000
Pre-IPO Preferred Shares, shares issued (in shares)	0	62,400,000
Pre-IPO Preferred Shares, shares outstanding (in shares)	0	32,000,000	32,000,000
Sogou Inc. [Member] | Pre-IPO [Member] | Series B Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Pre-IPO Preferred Shares, par value (in dollars per share)		$ 0.001
Pre-IPO Preferred Shares, shares authorized (in shares)	0	65,431,579
Pre-IPO Preferred Shares, shares issued (in shares)	0	65,431,579
Pre-IPO Preferred Shares, shares outstanding (in shares)	0	65,431,579	65,431,579
Sogou Inc. [Member] | Pre-IPO [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, par value (in dollars per share)		$ 0.001
Ordinary Shares, shares authorized (in shares)		391,100,000
Ordinary Shares, shares issued (in shares)		173,502,295
Ordinary Shares, shares outstanding (in shares)		157,226,495
Sogou Inc. [Member] | Pre-IPO [Member] | Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, par value (in dollars per share)		$ 0.001
Ordinary Shares, shares authorized (in shares)		79,368,421
Ordinary Shares, shares issued (in shares)		79,368,421
Ordinary Shares, shares outstanding (in shares)		79,368,421